Note 1 - Significant Accounting Policies - Schedule of Antidilutive Securities Excluded From Earnings Per Share (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Antidilutive securities (in shares)	67,460	53,718
Share-Based Payment Arrangement, Option [Member]
Antidilutive securities (in shares)	24,380	23,215
Warrant [Member]
Antidilutive securities (in shares)	10,346	10,346
Convertible Debt Securities [Member]
Antidilutive securities (in shares)	32,734	20,157